4. Loans Payable and Convertible Promissory Notes (Sept. 2017 Note) (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015
Loans payable	$ 1,631,921	$ 1,563,602				$ 1,462,391				$ 1,405,332
Less: Current portion	(1,631,921)	(1,563,602)	$ (1,512,476)	$ (1,479,159)	$ (1,478,103)	(1,462,391)	$ (1,439,160)	$ (1,354,752)	$ (1,359,807)	(1,405,332)
Loans payable, non-current	0	0				$ 0				$ 0
Loans Payable [Member]
Accrued interest	$ 752,140	$ 704,900